ACCOUNTS RECEIVABLE, NET (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
ACCOUNTS RECEIVABLE, NET (Details)
Accounts receivable		$ 3,677,706	$ 7,676,824
Allowance		(71,046)	(62,992)
Accounts receivable, net	$ 1,216,625	$ 3,606,660	$ 7,613,832